Transaction Costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2023
Disclosure Of Finance Income Cost Text Block Abstract
Warrant liability		$ 309,000
Transaction costs	$ 965,247